Group statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement of comprehensive income [abstract]
Profit for the year	£ 1,734	£ 2,159	£ 2,032
Items that will not be reclassified to the income statement
Remeasurements of the net pension obligation	4,853	(2,102)	1,684
Tax on pension remeasurements	(808)	384	(263)
Items that have been or may be reclassified to the income statement
Exchange differences on translation of foreign operations	40	64	(188)
Fair value movements on available-for-sale assets			11
Fair value movements on assets at fair value through other comprehensive income	(5)	3
Movements in relation to cash flow hedges:
– net fair value gains (losses)	854	176	(368)
– recognised in income and expense	(382)	(18)	277
Tax on components of other comprehensive income that have been or may be reclassified	(84)	(41)	1
Other comprehensive income (loss) for the year, net of tax	4,468	(1,534)	1,154
Total comprehensive income (loss) for the year	£ 6,202	£ 625	£ 3,186